Risk/Return Detail Data - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO	May 19, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Conservative Income Bond Fund /Fidelity Advisor® Conservative Income Bond Fund A, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Conservative Income Bond Fund seeks to obtain a high level of current income consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50 % of the average value of its portfolio.
Portfolio Turnover, Rate	50.00%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. dollar-denominated money market and high quality investment-grade debt securities of all types, and repurchase agreements for those securities. Potentially entering into reverse repurchase agreements. Investing up to 5% of assets in lower quality investment-grade securities. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. 3-6 Month Treasury Bill Index. Normally maintaining a dollar-weighted average maturity of 0.75 years or less. Normally investing in fixed rate securities with a maximum maturity of two years or less and floating rate securities with a maximum maturity of three years or less. Allocating assets across different market sectors and maturities. Investing more than 25% of total assets in the financial services industries. Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Conservative Income Bond Fund's shares from year to year and compares the performance of Fidelity® Conservative Income Bond Fund's shares to the performance of a securities market index. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Conservative Income Bond Fund. Performance history will be available at institutional.fidelity.com for Class A, Class I, and Class Z after Class A, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity® Conservative Income Bond Fund's shares from year to year and compares the performance of Fidelity® Conservative Income Bond Fund's shares to the performance of a securities market index.
Performance One Year or Less [Text]	Performance history will be available at institutional.fidelity.com for Class A, Class I, and Class Z after Class A, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The returns shown above are for Fidelity® Conservative Income Bond Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class I, and Class Z would have substantially similar annual returns to Fidelity® Conservative Income Bond Fund because the classes are invested in the same portfolio of securities. Class A's, Class I's, and Class Z's returns would differ from Fidelity® Conservative Income Bond Fund's returns only to the extent that the classes do not have the same expenses. Fidelity® Conservative Income Bond Fund was formerly known as Institutional Class.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2023
Bar Chart, Year to Date Return	1.22%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	1.90%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(1.04%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | Fidelity Conservative Income Bond Fund
Risk/Return:
2013	0.72%
2014	0.31%
2015	0.45%
2016	1.05%
2017	1.40%
2018	1.82%
2019	2.99%
2020	1.15%
2021	none
2022	1.26%
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | Fidelity Advisor Conservative Income Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
1 year	$ 20
3 years	71
5 years	131
10 years	$ 309
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | Fidelity Advisor Conservative Income Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.15%	[1]
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
1 year	$ 195
3 years	299
5 years	416
10 years	$ 760
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | Fidelity Advisor Conservative Income Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	93
5 years	178
10 years	$ 425
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | Return Before Taxes | Fidelity Conservative Income Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.26%
Past 5 years	1.44%
Past 10 years	1.11%
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | After Taxes on Distributions | Fidelity Conservative Income Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	0.58%
Past 5 years	0.81%
Past 10 years	0.63%
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | After Taxes on Distributions and Sales | Fidelity Conservative Income Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.74%
Past 5 years	0.83%
Past 10 years	0.64%
FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO | Fidelity Conservative Income Bond Fund | LB151
Risk/Return:
Label	Bloomberg U.S. 3-6 Month Treasury Bill Index
Past 1 year	1.31%
Past 5 years	1.31%
Past 10 years	0.82%

[1]	A Restated to reflect current fees.
[2]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their average net assets, exceed 0.45%, 0.25%, and 0.20% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class I, and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through December 31, 2024 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[3]	A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.